Summary of Significant Accounting Policies (Property Plant And Equipment Useful Life) (Detail)	12 Months Ended
Dec. 31, 2013
Computers and Software
Property, Plant and Equipment, Estimated Useful Lives	3 years
Manufacturing Equipment
Property, Plant and Equipment, Estimated Useful Lives	5 years
Tooling
Property, Plant and Equipment, Estimated Useful Lives	3 years
Furniture and Equipment
Property, Plant and Equipment, Estimated Useful Lives	5 years